Supplier finance programs (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of supplier finance programs	The roll forward of the Company’s outstanding payment obligations under these supplier finance programs is as follows:

	Year ended March 31,
	2025	2026
	RMB	RMB
	(in millions)
Confirmed obligations outstanding at the beginning of the year	2,302	6,075
Invoices confirmed during the year	33,626	48,930
Confirmed invoices paid during the year	(29,853)	(39,644)
Confirmed obligations outstanding at the end of the year	6,075	15,361

Schedule of discount to financial institutions on behalf of suppliers	except for certain arrangements in which the Company pays the discount to the financial institutions on behalf of the suppliers which are recorded within current bank borrowings. The respective balances are as follows:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Accrued expenses, accounts payable and other liabilities	1,605	4,427
Bank borrowings	4,470	10,934
	6,075	15,361